LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS RECEIVABLE, NET
Loans receivable	¥ 29,373,923	¥ 19,942,075
Less allowance for loan losses	(1,871,431)	(1,457,419)	¥ (948,893)	¥ (421,767)
Loans receivable, net	27,502,492	18,484,656
Accrued interest receivable	275,557	177,767
Allowance for loan receivable	¥ 17,556	¥ 12,992